Expense Example, No Redemption - Western Asset Core Plus VIT Portfolio	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	184
Expense Example, No Redemption, 5 Years	325
Expense Example, No Redemption, 10 Years	734
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	457
Expense Example, No Redemption, 10 Years	$ 1,022